                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December , 2011

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    BlueMountain Capital Management, LLC
Address: 280 PARK AVENUE, 5TH FL EAST
         NEW YORK, NY 10017

Form 13F File Number: 28-14203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Paul Friedman
Title: Chief Compliance Officer
Phone: 212-905-3990

Signature, Place, and Date of Signing:

/s/ Paul Friedman                       New York, NY    February 13, 2012
-------------------------------------   -------------   ----------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name
--------------------             ----
28-___________________________   ________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         88
Form 13F Information Table Value Total: 355,767.63
                                        (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
___   28-_________________   ________________

                                              TITLE OF             VALUE    SHRS OR                  INVESTMENT  OTHER   VOTING
NAME OF ISSUER                                 CLASS     CUSIP   (X$1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGER AUTHORITY

AMC NETWORKS INC CL A                           CL A   00164V103 10,334.50   275,000   SH               SOLE              275,000
ABERCROMBIE & FITCH CO CL A                     CL A   002896207  6,076.28   124,412   SH               SOLE              124,412
ACCURIDE CORP NEW COM NEW                       COM    00439T206  2,480.97   348,451   SH               SOLE              348,451
AMAZON COM INC COM                              COM    023135106    284.58     1,644   SH               SOLE                1,644
AMERICAN EXPRESS CO COM                         COM    025816109    185.61     3,935   SH               SOLE                3,935
AMKOR TECHNOLOGY INC COM                        COM    031652100  2,746.80   630,000   SH               SOLE              630,000
APOLLO GROUP INC CL A                           CL A   037604105 10,134.08   188,121   SH               SOLE              188,121
AVIAT NETWORKS INC COM                          COM    05366Y102  5,967.53 3,260,945   SH               SOLE            3,260,945
BANK OF AMERICA CORPORATION COM                 CL A   060505104    175.01    31,476   SH               SOLE               31,476
BERKSHIRE HATHAWAY INC DEL CL B NEW             CL B   084670702    316.19     4,144   SH               SOLE                4,144
BLYTH INC COM NEW                               COM    09643P207      1.53        27   SH               SOLE                   27
BRF-BRASIL FOODS S A SPONSORED ADR              ADR    10552T107 12,940.97   661,942   SH               SOLE              661,942
CATERPILLAR INC DEL COM                         COM    149123101     72.75       803   SH               SOLE                  803
CITIGROUP INC COM NEW                           COM    172967424    438.51    16,667   SH               SOLE               16,667
COMCAST CORP NEW CL A                           CL A   20030N101    224.06     9,450   SH               SOLE                9,450
COMMUNITY HEALTH SYS INC NEW COM                COM    203668108  2,117.12   121,325   SH               SOLE              121,325
DELTA AIR LINES INC DEL COM NEW                 COM    247361702  6,431.78   795,029   SH               SOLE              795,029
DOMTAR CORP COM NEW                             COM    257559203 18,330.83   229,250   SH               SOLE              229,250
E M C CORP MASS COM                             COM    268648102    191.73     8,901   SH               SOLE                8,901
ELECTRONIC ARTS INC COM                         COM    285512109  2,532.83   122,953   SH               SOLE              122,953
EXXON MOBIL CORP COM                            COM    30231G102  3,901.93    46,035   SH               SOLE               46,035
FLAGSTAR BANCORP INC COM NEW                    COM    337930507  2,733.04 5,411,960   SH               SOLE            5,411,960
GENTIVA HEALTH SERVICES INC COM                 COM    37247A102  5,462.44   809,250   SH               SOLE              809,250
GOLDMAN SACHS GROUP INC COM                     COM    38141G104    251.94     2,786   SH               SOLE                2,786
GOOGLE INC CL A                                 CL A   38259P508 13,426.32    20,787   SH               SOLE               20,787
GRACE W R & CO DEL NEW COM                      COM    38388F108 13,719.89   298,778   SH               SOLE              298,778
HESS CORP COM                                   COM    42809H107 19,276.73   339,379   SH               SOLE              339,379
INTEL CORP COM                                  COM    458140100    338.75    13,969   SH               SOLE               13,969
IRON MTN INC COM                                COM    462846106 11,345.64   368,365   SH               SOLE              368,365
ISHARES TR HIGH YLD CORP                        ETF    464288513  6,331.64    70,800   SH               SOLE               70,800
JPMORGAN CHASE & CO COM                         COM    46625H100    533.20    16,036   SH               SOLE               16,036
MARKET VECTORS ETF TR GOLD MINER ETF            ETF    57060U100  8,506.42   165,398   SH               SOLE              165,398
MCCLATCHY CO CL A                               CL A   579489105 10,890.78 4,556,810   SH               SOLE            4,556,810
NRG ENERGY INC COM NEW                          COM    629377508  4,330.59   238,995   SH               SOLE              238,995
NAVISTAR INTL CORP NEW COM                      COM    63934E108 21,451.52   566,302   SH               SOLE              566,302
ORACLE CORP COM                                 COM    68389X105    469.91    18,320   SH               SOLE               18,320
OWENS ILL INC COM NEW                           COM    690768403    304.27    15,700   SH               SOLE               15,700
PARKER DRILLING CO COM                          COM    701081101  5,849.30   815,802   SH               SOLE              815,802
QUALCOMM INC COM                                COM    747525103 10,792.64   197,306   SH               SOLE              197,306
RADIO ONE INC CL D NON VTG                      CL D   75040P405  3,432.06 3,432,059   SH               SOLE               --
RENTECH INC COM                                 COM    760112102  1,068.48   815,635   SH               SOLE              815,635
ROBERT HALF INTL INC COM                        COM    770323103  6,166.23   216,663   SH               SOLE              216,663
ROCK-TENN CO CL A                               CL A   772739207 21,555.22   373,574   SH               SOLE              373,574
SCHLUMBERGER LTD COM                            COM    806857108     25.82       378   SH               SOLE                  378
SCRIPPS E W CO OHIO CL A NEW                    CL A   811054402 14,362.05 1,793,015   SH               SOLE            1,793,015
SUPERMEDIA INC COM                              COM    868447103  1,538.19   582,646   SH               SOLE              582,646
SWIFT TRANSN CO CL A                            CL A   87074U101  4,209.07   510,810   SH               SOLE              510,810
SYMANTEC CORP COM                               COM    871503108  4,383.61   280,103   SH               SOLE              280,103
TPC GROUP INC COM                               COM    89236Y104  8,522.57   365,305   SH               SOLE              365,305
UBS AG JERSEY BRH LNG SHT VIX                   ETN    902641596  1,734.15    79,149   SH               SOLE               79,149

                                           TITLE OF             VALUE     SHRS OR                  INVESTMENT  OTHER   VOTING
NAME OF ISSUER                              CLASS     CUSIP   (X$1,000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGER AUTHORITY
UNITED STATES STL CORP NEW COM               COM    912909108   2,746.55   103,800   SH               SOLE              103,800
UNITED TECHNOLOGIES CORP COM                 COM    913017109      86.25     1,180   SH               SOLE                1,180
VCA ANTECH INC COM                           COM    918194101   7,810.51   395,469   SH               SOLE              395,469
VALEANT PHARMACEUTICALS INTL COM             COM    91911K102  16,275.90   348,595   SH               SOLE              348,595
WESTERN UN CO COM                            COM    959802109   7,913.21   433,363   SH               SOLE              433,363
XEROX CORP COM                               COM    984121103     183.45    23,046   SH               SOLE               23,046
YAHOO INC COM                                COM    984332106   6,850.43   424,701   SH               SOLE              424,701
LYONDELLBASELL INDUSTRIES N SHS - A -        CL A   N53745100  15,446.69   475,429   SH               SOLE              475,429
AMR CORP P @ 2.5 JAN 12                     OPTION  001765956   1,017.12  4,698.00   SH     PUT       SOLE                --
AMR CORP P @ 2.0 JAN 13                     OPTION  001765956     424.76  2,393.00   SH     PUT       SOLE                --
AMR CORP P @ 3.0 JAN 13                     OPTION  001765956   1,399.87  5,072.00   SH     PUT       SOLE                --
ACTIVISION BLIZZARD INC P @ 12.0 MAY 12     OPTION  00507V959     414.10  5,050.00   SH     PUT       SOLE                --
BANK OF AMERICA CORP C @ 10.0 JAN 12        OPTION  060505904      20.00 20,000.00   SH     CALL      SOLE                --
DELTA AIR LINES INC C @ 9.0 MAR 12          OPTION  247361902     578.36 14,459.00   SH     CALL      SOLE                --
DELTA AIR LINES INC C @ 9.0 JUN 12          OPTION  247361902   1,200.80 15,800.00   SH     CALL      SOLE                --
FUSION-IO INC P @ 25.0 JAN 12               OPTION  36112J957      17.58     74.00   SH     PUT       SOLE                --
FORD MOTOR CO P @ 5.0 JAN 13                OPTION  345370950     177.45  9,100.00   SH     PUT       SOLE                --
MARKET VECTORS GOLD MINERS C @ 65.0 MAR 12  OPTION  57060U900      14.00    560.00   SH     CALL      SOLE                --
H&R BLOCK INC P @ 10.0 JAN 13               OPTION  093671955     140.00  1,400.00   SH     PUT       SOLE                --
H&R BLOCK INC P @ 12.5 JAN 13               OPTION  093671955     195.30  1,240.00   SH     PUT       SOLE                --
LULULEMON ATHLETICA INC P @ 35.0 JAN 12     OPTION  550021959      18.69  2,492.00   SH     PUT       SOLE                --
LYONDELLBASELL INDU - CL A C @ 40.5 JAN 12  OPTION  N53745900      20.32  4,064.00   SH     CALL      SOLE                --
MOLYCORP INC P @ 35.0 JAN 12                OPTION  608753959     937.84    843.00   SH     PUT       SOLE                --
MGM MIRAGE P @ 5.0 JAN 13                   OPTION  552953951     132.00  2,901.00   SH     PUT       SOLE                --
MICROSOFT CORP C @ 26.0 JAN 12              OPTION  594918904     332.36  5,935.00   SH     CALL      SOLE                --
MICROSOFT CORP P @ 26.0 JAN 12              OPTION  594918954     353.13  5,935.00   SH     PUT       SOLE                --
NAVISTAR INTERNATIONAL C @ 65.0 JAN 12      OPTION  63934E908       8.10  1,620.00   SH     CALL      SOLE                --
NAVISTAR INTERNATIONAL C @ 70.0 JAN 12      OPTION  63934E908      30.02  6,003.00   SH     CALL      SOLE                --
NAVISTAR INTERNATIONAL C @ 75.0 JAN 12      OPTION  63934E908      18.84  3,768.00   SH     CALL      SOLE                --
NRG ENERGY INC C @ 26.0 MAR 12              OPTION  629377908      50.95  5,095.00   SH     CALL      SOLE                --
NRG ENERGY INC C @ 27.0 MAR 12              OPTION  629377908      25.48  5,095.00   SH     CALL      SOLE                --
OWENS-ILLINOIS INC C @ 30.0 JAN 12          OPTION  690768903       0.91    182.00   SH     CALL      SOLE                --
OWENS-ILLINOIS INC P @ 30.0 JAN 12          OPTION  690768953     206.57    182.00   SH     PUT       SOLE                --
ROCK-TENN COMPANY -CL A C @ 70.0 JAN 12     OPTION  772739907      22.50  1,500.00   SH     CALL      SOLE                --
TEMPLE-INLAND INC P @ 32.0 JAN 12           OPTION  879868957      70.00  2,000.00   SH     PUT       SOLE                --
XEROX CORP C @ 10.0 JAN 13                  OPTION  984121903      54.00  1,000.00   SH     CALL      SOLE                --
XEROX CORP P @ 10.0 JAN 13                  OPTION  984121953     266.50  1,000.00   SH     PUT       SOLE                --
UNITED STATES STEEL CORP P @ 40.0 JAN 12    OPTION  912909958   1,409.09  1,038.00   SH     PUT       SOLE                --

ITEM COUNT: 88                                                355,767.63